Intangible fixed assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		$ 8,776,530	$ 4,047,138
Ending balance	$ 4,047,138	18,235,034	8,776,530
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		8,776,530	4,047,138
Ending balance	4,047,138	18,235,034	8,776,530
Development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	441,856	8,776,530	4,047,138
Additions	3,616,538	9,082,456	4,554,397
Foreign exchange on translation	(11,256)	376,048	184,995
Ending balance	$ 4,047,138	$ 18,235,034	$ 8,776,530